Consolidated statements of changes in equity - USD ($)	SHARE CAPITAL	ADDITIONAL PAID IN CAPITAL	TREASURY SHARES	OTHER RESERVES	RETAINED EARNINGS	Total
Beginning Balance at Dec. 31, 2020	$ 32,890	$ 334,328,863	$ (3,068,260)	$ (25,947)	$ 65,960,647	$ 397,228,193
Beginning Balance (in shares) at Dec. 31, 2020						32,375,917
Acquisition of common stock			(503,530)			$ (503,530)
Acquisition of common stock (in shares)						(59,236)
Profit/(loss) for the year					(902,899)	$ (902,899)
Capital distribution		(34,309,017)				(34,309,017)
Dividend paid					(3,219,686)	(3,219,686)
Other comprehensive loss for the year				(203)		(203)
Ending Balance at Dec. 31, 2021	32,890	300,019,846	(3,571,790)	(26,150)	61,838,062	$ 358,292,858
Ending Balance (in shares) at Dec. 31, 2021						32,316,681
Acquisition of common stock			(1,012,139)			$ (1,012,139)
Acquisition of common stock (in shares)						(122,573)
Profit/(loss) for the year					84,559,995	$ 84,559,995
Capital distribution		(19,594,997)				(19,594,997)
Other comprehensive loss for the year				(2,456)		(2,456)
Ending Balance at Dec. 31, 2022	32,890	280,424,849	(4,583,929)	(28,606)	146,398,057	$ 422,243,261
Ending Balance (in shares) at Dec. 31, 2022						32,194,108
Profit/(loss) for the year					145,251,024	$ 145,251,024
Capital distribution		(159,360,835)				(159,360,835)
Other comprehensive loss for the year				(1,302)		(1,302)
Ending Balance at Dec. 31, 2023	$ 32,890	$ 121,064,014	$ (4,583,929)	$ (29,908)	$ 291,649,081	$ 408,132,148
Ending Balance (in shares) at Dec. 31, 2023						32,194,108